ACQUISITION OF EMPIRE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF EMPIRE

NOTE 4 – ACQUISITION OF EMPIRE

On September 30, 2021, the Company entered into an agreement and plan of merger (the “Merger Agreement”) to acquire (the “Empire Acquisition”) Empire Services, Inc., a Virginia Corporation. The Empire Acquisition became effective on October 1, 2021 upon the filings of the certificate or articles of merger with the Delaware Secretary of State and State Corporation Commission of Virginia on October 1, 2021.

Empire, a company headquartered in Virginia, operates 11 metal recycling facilities in Virginia and North Carolina, where it collects, classifies and processes raw scrap metals (ferrous and nonferrous) for recycling, such as iron, steel, aluminum, copper, lead, stainless steel and zinc. Empire’s business consists of purchasing scrap metals from retail suppliers, municipal governments and large corporations, and selling both processed and unprocessed scrap metals to steel mills and other purchasers across the country. Empire utilizes technology to create operating efficiencies and competitive advantages over other scrap metal recyclers.

At the effective time of the Empire Acquisition, each share of Empire’s common stock was converted into the right to receive consideration consisting of: (i) 1,650,000 shares of newly-issued restricted shares of the Company’s common stock, par value $0.001 per share, (ii) within 3 business days of the closing of the Company’s next capital raise, repayment of a $1 million advance made to purchase Empire’s Virginia Beach location to Empire’s sole shareholder and Greenwave’s Chief Executive Officer and (iii) a promissory note in the principal amount of $3.7 million with a maturity date of September 30, 2023 to Empire’s sole shareholder and Greenwave’s Chief Executive Officer.

The Merger Agreement contained representations, warranties and covenants customary for transactions of this type. Investors in, and security holders of, the Company should not rely on the representations and warranties as characterizations of the actual state of facts since they were made only as of the date of the Empire Acquisition. Moreover, information concerning the subject matter of such representation and warranties may change after the date of the Empire Acquisition, which subsequent information may or may not be fully reflected in public disclosures.

On September 30, 2021, the Company entered into an employment agreement with the sole owner of Empire.

The fair value of the assets acquired and liabilities assumed are based on a valuation report prepared by an independent specialist in conjunction with the Company’s fiscal year 2021 audit on October 1, 2021 and on subsequent measurement adjustments as of December 31, 2021. Based upon the purchase price allocation, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Assets acquired:
Cash	$141,027
Deposits	1,150
Notes receivable – related party	1,515,778
Property and equipment, net	3,224,337
Right of use and other assets	3,585,961
Licenses	21,274,000
Intellectual Property	3,036,000
Customer Base	2,239,000
Goodwill	2,499,753
Total assets acquired at fair value	37,517,006

Liabilities assumed:
Accounts payable	845,349
Advances and environmental remediation liabilities	4,143,816
Note payable	5,684,662
Other liabilities	3,729,219
Total liabilities assumed	14,403,046
Net assets acquired	23,114,000

Purchase consideration paid:
Common stock	18,414,000
Promissory Note	3,700,000
Promissory Note	1,000,000
Total purchase consideration paid	$23,114,000

The assets acquired and liabilities assumed are recorded at their estimated fair values on the acquisition date as adjusted during the measurement period with subsequent changes recognized in earnings or loss. The Company utilized an independent specialist for the valuation of the intangible assets.

The following unaudited pro forma condensed consolidated results of operations have been prepared as if the acquisition of Empire had occurred as of the beginning of the following period:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Net Revenues	$6,836,459	$19,659,386
Net Income (Loss) Available to Common Shareholders	$(174,603)	$(23,258,834)
Net Basic Earnings (Loss) per Share	$(0.04)	$(3.00)
Net Diluted Earnings (Loss) per Share	$(0.04)	$(3.00)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the period presented and is not intended to be a projection of future results.

NOTE 4 – ACQUSITION OF EMPIRE

On September 30, 2021, the Company entered into an agreement and plan of merger to acquire Empire Services, Inc., a Virginia Corporation (the “Empire Acquisition”). The Empire Acquisition became effective upon the filing of the articles of merger with the State Corporation Commission of Virginia on October 1, 2021.

Empire, a company headquartered in Virginia, operates 11 metal recycling facilities in Virginia and North Carolina, where it collects, classifies and processes raw scrap metals (ferrous and nonferrous) for recycling, such as iron, steel, aluminum, copper, lead, stainless steel and zinc. Empire’s business consists of purchasing scrap metals from retail customers, municipal governments and large corporations, and selling both processed and unprocessed scrap metals to steel mills and others purchasers across the country. Empire utilizes technology to create operating efficiencies and competitive advantages over other scrap metal recyclers.

At the effective time of the Empire Acquisition, each share of Empire’s common stock was converted into the right to receive consideration consisting of: (i) 1,650,000 shares of newly-issued restricted shares of the Company’s common stock, par value $0.001 per share, (ii) within 3 business days of the closing of the Company’s next capital raise, repayment of a $1 million advance made to purchase Empire’s Virginia Beach location to Empire’s sole shareholder and Greenwave’s CEO and (iii) a promissory note in the principal amount of $3.7 million with a maturity date of September 30, 2023 to Empire’s sole shareholder and Greenwave’s CEO.

The merger agreement contains representations, warranties and covenants customary for transactions of this type. Investors in, and security holders of, the Company should not rely on the representations and warranties as characterizations of the actual state of facts since they were made only as of the date of the Empire Acquisition. Moreover, information concerning the subject matter of such representation and warranties may change after the date of the Empire Acquisition, which subsequent information may or may not be fully reflected in public disclosures.

On September 30, 2021, the Company entered into an employment agreement with the sole owner of Empire which did not represent additional purchase consideration.

The fair value of the assets acquired and liabilities assumed are based on management’s initial estimates of the fair values on October 1, 2021 and on subsequent measurement adjustments as of December 31, 2021. Based upon the purchase price allocation, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Assets acquired:
Cash	$141,027
Deposits	1,150
Notes receivable – related party	1,515,778
Property and equipment, net	3,224,337
Right of use and other assets	3,585,961
Licenses	21,274,000
Intellectual Property	3,036,000
Customer Base	2,239,000
Goodwill	2,499,753
Total assets acquired at fair value	37,517,046

Liabilities assumed:
Accounts payable	845,349
Advances and environmental remediation liabilities	4,143,816
Note payable	5,684,662
Other liabilities	3,729,219
Total liabilities assumed	14,403,046
Net assets acquired	23,114,000

Purchase consideration paid:
Common stock	18,414,000
Promissory Note	3,700,000
Promissory Note	1,000,000
Total purchase consideration paid	$23,114,000

The assets acquired and liabilities assumed are recorded at their estimated fair values on the acquisition date as adjusted during the measurement period with subsequent changes recognized in earnings or loss. The Company utilized an independent specialist for the valuation of the intangible assets.

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Empire had occurred as of the beginning of the following periods:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net Revenues	$27,755,762	$12,963,692
Net Income (Loss) Available to Common Shareholders	$5,233,967	$(115,372,857)
Net Basic Earnings (Loss) per Share	$1.08	$(24.80)
Net Diluted Earnings (Loss) per Share	$0.64	$(24.80)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results.